Cash and Cash Equivalents and Bank Overdraft (Details) - Schedule of Cash and Cash Equivalents and Bank Overdraft - ZAR (R) R in Thousands	May 31, 2024	Feb. 29, 2024
Schedule of Cash and Cash Equivalents and Bank Overdraft [Abstract]
Cash on hand	R 557	R 1,965
Bank balances	230,002	457,366
Short-term deposits	765,495	196
Cash and cash equivalents in the consolidated statement of financial position	996,054	459,527
Bank overdrafts	(46,496)	(23,362)
Cash and cash equivalents in the consolidated statement of cash flows	949,558	436,165
Current assets	996,054	459,527
Current liabilities	(46,496)	(23,362)
Total cash and cash equivalents and bank overdraft	R 949,558	R 436,165